Finance income and finance costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	€ (954)	€ (654)	€ 653	€ 180
Interest SVB Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	(59)	(128)	(116)	(283)
Foreign exchange differences
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	(1,022)	(728)	554	28
Finance cost lease liability
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	(6)	(6)	(13)	(13)
Other finance income/finance costs - net
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	71	208	166	448
Gain from the modification of SVB Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	€ 62	€ 0	€ 62	€ 0